Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy for assets and liabilities measured at fair value
The following tables present the fair value hierarchy for assets and liabilities measured at fair value as of (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total Fair Value
Cash equivalents
Money market funds	$10,955	$—	$—	$10,955

Total cash equivalents	$10,955	$—	$—	$10,955

Liabilities
Warrant liabilities	$10,820	$—	$—	$10,820
Contingent consideration - other liabilities	—	—	13,897	13,897

Total liabilities at fair value	$10,820	$—	$13,897	$24,717

	December 31, 2020
	Level 1	Level 2	Level 3	Total Fair Value
Cash equivalents
Money market funds	$11,793	$—	$—	$11,793

Total cash equivalents	$11,793	$—	$—	$11,793

Liabilities
Warrant liabilities	$—	$—	$4,963	$4,963
Contingent consideration - other liabilities	—	—	9,271	9,271

Total liabilities at fair value	$—	$—	$14,234	$14,234

Schedule of changes to the warrant liability and contingent consideration
The following is a schedule of changes to the private placement warrant liabilities balance (Level 3 measurements) during 2021 and 2020 (in thousands):

December 31, 2019	$1,526
Re-measurement of warrants (other (income) expense)	3,437

December 31, 2020	4,963
Re-measurement of warrants (other (income) expense)	(843)
New private placement warrants assumed in connection with the Business Combination	10,319
Conversion of warrants to common stock in connection with the Business Combination	(10,761)
Reclassification to Level 1 measurement upon registration of private placement warrants	(3,678)

December 31, 2021	$—

The following is a schedule of changes to the contingent consideration—other liabilities for the periods presented (in thousands):

December 31, 2019	$702
Contingent consideration from acquisitions	2,358
Re-measurement of contingent consideration (other (income) expense)	6,211

December 31, 2020	9,271
Contingent consideration from acquisition	10,305
Antidilution provision for Series D Preferred Stock	6,387
Settlement of contingent consideration for doc.ai acquisition	(12,682)
Conversion of Series D Preferred Stock to Series A Preferred Stock	(6,451)
Contingent consideration in connection with the Business Combination	21,109
Settlement of contingent consideration for WhitehatAI earnout	(595)
Re-measurement of contingent consideration (other (income) expense)	(13,447)

December 31, 2021	$13,897